Note 14 - Goodwill - Changes in the Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Goodwill balance	R$ 35,009.9	R$ 34,276.2
Effect of movements in foreign exchange in the balance sheet	4,006.9	16.1
Effect of application of IAS 29 (hyperinflation)	605.4	691.2
Acquisitions, (write-offs) and disposal through business combinations	401.3	26.4
Goodwill balance	R$ 40,023.5	R$ 35,009.9